Annual Operating Expenses {- Fidelity® Contrafund®} - 12.31 Fidelity Contrafund K PRO-07 - Fidelity® Contrafund® - Fidelity Contrafund-Class K	Mar. 01, 2021
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.73%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%
Total annual operating expenses	0.78%